Risk Management - Disclosure of maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(5,532)	(6,252)
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	423,149	390,437
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	293,530	256,836
Netting and set-off	(230,434)	(198,809)
Cash collateral	(30,637)	(31,211)
Notional contract amount	84,435,447	65,293,067
Loans and advances
Disclosure of detailed information about financial instruments [line items]
Loans and advances	346,273	342,747
Loans and advances | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	346,273	342,747
Loans and advances | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(5,070)	(5,721)
Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances	168,061	171,512
Retail mortgages | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(187)	(583)	£ (516)
Retail mortgages | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	168,061	171,512
Retail mortgages | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(187)	(583)
Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Loans and advances	34,779	34,221
Retail credit cards | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,307)	(3,486)	(3,033)
Retail credit cards | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	34,779	34,221
Retail credit cards | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,307)	(3,486)
Retail other
Disclosure of detailed information about financial instruments [line items]
Loans and advances	13,808	9,952
Retail other | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(410)	(353)	(574)
Retail other | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	13,808	9,952
Retail other | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(410)	(353)
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances	129,625	127,062
Corporate loans | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(1,166)	(1,299)	£ (1,427)
Corporate loans | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	129,625	127,062
Corporate loans | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(1,166)	(1,299)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,861,159	1,773,725
Netting and set-off	(233,440)	(202,685)
Cash collateral	(38,533)	(40,564)
Non-cash collateral	(495,647)	(479,430)
Risk transfer	(19,351)	(20,960)
Exposure net of risk mitigation	1,074,188	1,030,086
Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	6,898	7,662
Netting and set-off	(5,728)	(6,758)
Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,412,664	1,357,948
Netting and set-off	(233,440)	(202,685)
Cash collateral	(35,319)	(36,833)
Non-cash collateral	(439,879)	(437,210)
Risk transfer	(17,204)	(18,904)
Exposure net of risk mitigation	686,822	662,316
Total on-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	210,184	224,634
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	210,184	224,634
Total on-balance sheet | Credit risk | Cash collateral and settlement balances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	119,843	108,889
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	119,843	108,889
Total on-balance sheet | Credit risk | Reverse repurchase agreements and other similar secured lending
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,734	2,594
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(4,734)	(2,594)
Risk transfer	0	0
Exposure net of risk mitigation	0	0
Total on-balance sheet | Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	293,530	256,836
Netting and set-off	(230,434)	(198,809)
Cash collateral	(30,637)	(31,211)
Non-cash collateral	(12,633)	(10,036)
Risk transfer	(5,284)	(3,791)
Exposure net of risk mitigation	14,542	12,989
Total on-balance sheet | Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	891	2,197
Netting and set-off	0	0
Cash collateral	(1)	(1)
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	890	2,196
Total on-balance sheet | Credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	9,544	3,855
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	9,544	3,855
Total on-balance sheet | Credit risk | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	346,273	342,747
Netting and set-off	(3,006)	(3,876)
Cash collateral	(2,235)	(2,158)
Non-cash collateral	(238,437)	(235,705)
Risk transfer	(11,584)	(14,755)
Exposure net of risk mitigation	91,011	86,253
Total on-balance sheet | Credit risk | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	168,061	171,512
Netting and set-off	0	0
Cash collateral	(22)	(13)
Non-cash collateral	(168,026)	(171,484)
Risk transfer	0	0
Exposure net of risk mitigation	13	15
Total on-balance sheet | Credit risk | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	34,779	34,221
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	34,779	34,221
Total on-balance sheet | Credit risk | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	13,808	9,952
Netting and set-off	0	0
Cash collateral	(1,106)	(1,028)
Non-cash collateral	(2,502)	(2,329)
Risk transfer	(36)	(39)
Exposure net of risk mitigation	10,164	6,556
Total on-balance sheet | Credit risk | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	129,625	127,062
Netting and set-off	(3,006)	(3,876)
Cash collateral	(1,107)	(1,117)
Non-cash collateral	(67,909)	(61,892)
Risk transfer	(11,548)	(14,716)
Exposure net of risk mitigation	46,055	45,461
Total on-balance sheet | Credit risk | Debt securities at amortised cost | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	68,210	56,749
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(583)	(956)
Risk transfer	(90)	(156)
Exposure net of risk mitigation	67,537	55,637
Total on-balance sheet | Credit risk | Debt securities at amortised cost | Government debt
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(3,200)	(5,100)
Loans and advances	3,300	5,300
Total on-balance sheet | Credit risk | Trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	91,484	88,151
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,535)	(710)
Risk transfer	0	0
Exposure net of risk mitigation	89,949	87,441
Total on-balance sheet | Credit risk | Trading portfolio assets | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	78,014	75,498
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(657)	(521)
Risk transfer	0	0
Exposure net of risk mitigation	77,357	74,977
Total on-balance sheet | Credit risk | Trading portfolio assets | Traded loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	13,470	12,653
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(878)	(189)
Risk transfer	0	0
Exposure net of risk mitigation	12,592	12,464
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	189,916	199,466
Netting and set-off	0	0
Cash collateral	(2,446)	(3,463)
Non-cash collateral	(180,853)	(186,847)
Risk transfer	0	(4)
Exposure net of risk mitigation	6,617	9,152
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,965	2,586
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(182)	(221)
Risk transfer	0	0
Exposure net of risk mitigation	2,783	2,365
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	45,068	47,639
Netting and set-off	0	0
Cash collateral	(17)	(47)
Non-cash collateral	(41,766)	(41,334)
Risk transfer	0	(4)
Exposure net of risk mitigation	3,285	6,254
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Reverse Repo
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	141,773	149,131
Netting and set-off	0	0
Cash collateral	(2,429)	(3,416)
Non-cash collateral	(138,905)	(145,292)
Risk transfer	0	0
Exposure net of risk mitigation	439	423
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	110	110
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	110	110
Total on-balance sheet | Credit risk | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	78,055	71,830
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,104)	(362)
Risk transfer	(246)	(198)
Exposure net of risk mitigation	76,705	71,270
Total on-balance sheet | Credit risk | Stage 3 | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	5,035	4,656
Netting and set-off	0	0
Cash collateral	(53)	(27)
Non-cash collateral	(3,157)	(3,355)
Risk transfer	(415)	(546)
Exposure net of risk mitigation	1,410	728
Total on-balance sheet | Credit risk | Stage 3 | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,875	1,996
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,874)	(1,994)
Risk transfer	0	0
Exposure net of risk mitigation	1	2
Total on-balance sheet | Credit risk | Stage 3 | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,490	1,956
Netting and set-off	0	0
Cash collateral	(32)	(4)
Non-cash collateral	(1,108)	(1,098)
Risk transfer	(415)	(546)
Exposure net of risk mitigation	935	308
Total on-balance sheet | Credit risk | Stage 3 excluding POCI | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	396	387
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	396	387
Total on-balance sheet | Credit risk | Stage 3 excluding POCI | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	217	317
Netting and set-off	0	0
Cash collateral	(21)	(23)
Non-cash collateral	(175)	(263)
Risk transfer	0	0
Exposure net of risk mitigation	21	31
Total on-balance sheet | Credit risk | Stage 3 POCI | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	40	0
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	40	0
Total on-balance sheet | Credit risk | Stage 3 POCI | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	17	0
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	17	0
Total off-balance sheet | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(439)	(504)
Total off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	448,495	415,777
Netting and set-off	0	0
Cash collateral	(3,214)	(3,731)
Non-cash collateral	(55,768)	(42,220)
Risk transfer	(2,147)	(2,056)
Exposure net of risk mitigation	387,366	367,770
Notional contract amount	108,600	54,300
Total off-balance sheet | Credit risk | Contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	25,346	25,340
Netting and set-off	0	0
Cash collateral	(2,664)	(2,225)
Non-cash collateral	(441)	(358)
Risk transfer	(248)	(283)
Exposure net of risk mitigation	21,993	22,474
Total off-balance sheet | Credit risk | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	423,149	390,437
Netting and set-off	0	0
Cash collateral	(550)	(1,506)
Non-cash collateral	(55,327)	(41,862)
Risk transfer	(1,899)	(1,773)
Exposure net of risk mitigation	£ 365,373	£ 345,296